SHORT-TERM BANK LOANS - Additional information (Details)								12 Months Ended
	Jun. 29, 2020 USD ($)	Jun. 01, 2020 USD ($)	May 22, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 23, 2020 USD ($)	Jun. 12, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 29, 2020 CNY (¥)	Jun. 01, 2020 CNY (¥)	May 22, 2020 CNY (¥)	Apr. 23, 2020 CNY (¥)
Short-term Debt [Line Items]
Proceeds from debt								$ 1,346,586	¥ 9,520,000	¥ 2,500,000	¥ 45,000
Interest Expense on Bank Loan								28,721	¥ 203,049	¥ 2,749
Bank of Nanjing
Short-term Debt [Line Items]
Face amount of debt	$ 212,172	$ 353,620					¥ 2,500,000						¥ 1,500,000	¥ 2,500,000
Term of debt	1 year	1 year					1 year
Interest rate (as a percent)	4.35%	4.35%					5.655%						4.35%	4.35%
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Face amount of debt						$ 848,689										¥ 6,000,000
Term of debt						1 year
Interest rate (as a percent)						5.655%										5.655%
Proceeds from debt				$ 848,689	¥ 6,000,000
Carrying value of self-owned housing property pledged as collateral								$ 2,207,440				¥ 15,600,000
Industrial and Commercial Bank of China
Short-term Debt [Line Items]
Face amount of debt			$ 144,277												¥ 1,020,000
Term of debt			6 months
Interest rate (as a percent)			4.45%												4.45%